Operating Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Segment
Disclosure Of Operating Segments [Abstract]
Number of operating segments	3
Total percentage of consolidated fixed line subscribers contributed by subsidiaries	4.00%